Related Party Relationships and Transactions - Summary of List of Controlled Trusts (Detail)	12 Months Ended
Mar. 31, 2023
Wipro Equity Reward Trust [member]
Disclosure Of List of Controlled Trusts [Line Items]
Name of the entity	Wipro Equity Reward Trust
Country of incorporation	India
Wipro Foundation [member]
Disclosure Of List of Controlled Trusts [Line Items]
Name of the entity	Wipro Foundation
Country of incorporation	India